UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6172

Dreyfus Municipal Cash Management Plus
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31

Date of reporting period:	4/30/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Cash Management Plus
April 30, 2008 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.6%	Rate (%)		Date	Amount ($)	Value ($)

Alabama--2.9%
Alabama Housing Finance Authority,
SFMR (LOC; Bayerische
Landesbank)		2.75	5/7/08	15,000,000 a	15,000,000
Evergreen Industrial Development
Board, Industrial Revenue,
Refunding (Tenax Manufacturing
Project) (LOC; San Paolo Bank)		2.45	5/7/08	2,200,000 a	2,200,000
Macon Trust Various Certificates
(Spanish Fort Redevelopment
Authority - Spanish Fort Town
Center) (Liquidity Facility;
Bank of America and LOC; Bank
of America)		2.47	5/7/08	20,750,000 a,b	20,750,000
Scottsboro Industrial Development
Board, IDR (Aluminum One of
Alabama, Inc. Project) (LOC;
National City Bank)		2.80	5/7/08	6,800,000 a	6,800,000
Stevenson Industrial Development
Board, EIR (The Mead
Corporation Project) (LOC;
JPMorgan Chase Bank)		2.66	5/7/08	3,400,000 a	3,400,000

Arizona--.6%
Arizona Health Facilities
Authority, Revenue (La Loma
Village) (LOC; Citibank NA)		2.42	5/7/08	9,700,000 a	9,700,000
Maricopa County Industrial
Development Authority, MFHR
(San Clemente Apartments
Project) (Insured; FNMA and
Liquidity Facility; FNMA)		2.66	5/7/08	1,010,000 a	1,010,000

Arkansas--1.6%
Morgan Keegan Municipal Product
Trust Receipt (Arkansas
Development Finance Authority,
SFMR (Warehouse Program))
(Liquidity Facility; Lloyds
TSB Bank PLC and LOC; Lloyds
TSB Bank PLC)		2.63	5/7/08	20,330,000 a,b	20,330,000
Pulaski County Public Facilities
Board, MFHR, Refunding
(Markham Oaks and Indian Hills
Apartments Projects) (LOC;
Regions Bank)		2.55	5/7/08	6,400,000 a	6,400,000

California--1.9%
FHLMC Multifamily Certificates
(Liquidity Facility; FHLMC and
LOC; FHLMC)	2.58	5/7/08	16,538,179 a,b	16,538,179
Puttable Floating Option Tax
Exempt Receipts (San Jose
Redevelopment Agency, MFHR
(101 San Fernando Apartments))
(Liquidity Facility; FHLMC and
LOC; FHLMC)	2.68	5/7/08	15,995,000 a,b	15,995,000

Colorado--2.3%
Colorado Educational and Cultural
Facilities Authority, Revenue
(Capital Christian School
Project) (LOC; Union Bank of
California)	2.50	5/7/08	3,250,000 a	3,250,000
Colorado Housing and Finance
Authority, EDR (Monaco LLC
Project) (LOC; JPMorgan Chase
Bank)	2.63	5/7/08	2,940,000 a	2,940,000
Colorado Housing and Finance
Authority, EDR (Popiel
Properties, LLC Project) (LOC;
Wells Fargo Bank)	2.60	5/7/08	3,100,000 a	3,100,000
Colorado Housing and Finance
Authority, EDR (Wanco Inc.
Project) (LOC; U.S. Bank NA)	2.63	5/7/08	3,035,000 a	3,035,000
Denver City and County,
Airport System Revenue	5.00	11/15/08	4,975,000	5,027,681
Erie,
COP (LOC; Key Bank)	2.70	5/7/08	4,165,000 a	4,165,000
Morgan Keegan Municipal Products
Inc. Trust (City and County of
Denver) (Liquidity Facility;
Lloyds TSB Bank PLC and LOC;
Natixis Commercial Paper
Corporation)	2.63	5/7/08	14,400,000 a,b	14,400,000
Southglenn Metropolitan District,
Special Revenue (LOC; BNP
Paribas)	2.48	5/7/08	2,600,000 a	2,600,000

Connecticut--1.4%
Connecticut Health and Educational
Facilities Authority, Revenue
(Saint Francis Hospital and
Medical Center Issue) (LOC;
Morgan Stanley Bank)	1.79	5/7/08	23,865,000 a,b	23,865,000

Delaware--.2%
Delaware Economic Development
Authority, Revenue (Saint
Anne's Episcopal School
Project) (LOC; Wilmington

Trust Co.)	2.43	5/7/08	3,800,000 a	3,800,000

District of Columbia--1.1%
Metropolitan Washington DC Airport
Authority, CP (LOC; Bank of
America)	2.97	5/19/08	18,000,000	18,000,000

Florida--10.3%
Broward County,
Sales Tax Revenue, CP
(Liquidity Facility; Dexia
Credit Locale)	1.50	5/8/08	5,000,000	5,000,000
Broward County,
Sales Tax Revenue, CP
(Liquidity Facility; Dexia
Credit Locale)	1.65	6/13/08	10,000,000	10,000,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC;
FNMA)	2.68	5/7/08	13,230,000 a	13,230,000
Florida, State Board of Education,
Public Education Capital
Outlay GO Notes	4.00	6/1/08	1,000,000	1,001,415
Florida, State Board of Education,
Public Education Capital
Outlay GO Notes	5.00	6/1/08	2,810,000	2,816,326
Florida, State Board of Education,
Public Education Capital
Outlay GO Notes	5.00	6/1/08	1,000,000	1,002,251
Florida, State Board of Education,
Public Education Capital
Outlay GO Notes, Refunding	5.00	6/1/08	3,350,000	3,357,542
Florida, State Board of Education,
Public Education Capital
Outlay GO Notes, Refunding	5.00	6/1/08	1,800,000	1,804,052
Greater Orlando Aviation
Authority, Airport Facility
Revenue (FlightSafety
International Inc. Project)
(LOC; Berkshire Hathaway)	2.59	5/7/08	6,700,000 a	6,700,000
Hillsborough County,
Capital Improvement Program
Revenue, CP (LOC; State Street
Bank and Trust Co.)	1.40	8/28/08	6,000,000	6,000,000
Jacksonville Health Facilities
Authority, Health Facilities
Revenue (River Garden/Coves
Project) (LOC; Wachovia Bank)	2.45	5/7/08	540,000 a	540,000
Kissimmee Utility Authority,
CP (Liquidity Facility;
JPMorgan Chase Bank)	2.60	5/22/08	22,000,000	22,000,000
Miami-Dade County Industrial
Development Authority, IDR
(Fine Art Lamps Project) (LOC;

SunTrust Bank)	2.59	5/7/08	4,750,000 a	4,750,000
Miami-Dade County School District,
Revenue Anticipation Renewal
Notes	3.50	5/29/08	15,000,000	15,017,647
Orange County Housing Finance
Authority, Homeowner Revenue
(Insured: FNMA and GNMA and
Liquidity Facility; Lehman
Liquidity LLC)	3.35	5/7/08	1,325,000 a,b	1,325,000
Orlando Utilities Commission,
Water and Electric Revenue,
Refunding	5.00	10/1/08	5,000,000	5,031,521
Port Saint Lucie,
Utility System Revenue
(Insured; MBIA and Liquidity
Facility; Royal Bank of Canada)	4.75	5/7/08	20,000,000 a	20,000,000
Sunshine State Governmental
Financing Commission, Revenue
(Governmental Financing
Program) (Insured; AMBAC and
Liquidity Facility; Dexia
Credit Locale)	5.50	5/1/08	11,000,000 a	11,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	2.58	6/11/08	12,000,000	12,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	2.63	6/11/08	6,000,000	6,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	2.65	6/11/08	22,000,000	22,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility;
SunTrust Bank)	2.70	5/9/08	2,461,000	2,461,000

Georgia--4.0%
Athens-Clarke County Residential
Care Facilities for the
Elderly Authority, Revenue,
Refunding (Wesley Woods of
Athens, Inc. Project) (LOC;
SunTrust Bank)	2.75	5/7/08	1,000,000 a	1,000,000
Burke County Development
Authority, PCR, CP (Oglethorpe
Power Corporation) (Liquidity
Facility; Bank of America)	3.90	5/8/08	15,000,000	15,000,000
Municipal Electric Authority of
Georgia, CP (LOC; JPMorgan
Chase Bank)	2.65	5/8/08	9,800,000	9,800,000
Municipal Electric Authority of

Georgia, CP (LOC; JPMorgan
Chase Bank)	1.45	7/9/08	20,000,000	20,000,000
Private Colleges and Universities
Authority, CP (Emory
University Project)	1.35	5/14/08	10,000,000	10,000,000
RBC Municipal Products Inc. Trust
(Dekalb County Housing
Authority, MFHR (North Hills
Apartments Project))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	2.58	5/7/08	11,595,000 a,b	11,595,000

Hawaii--1.2%
Hawaii Housing Finance and
Development Corporation, Multi
Family Housing (Kukui Gardens
Project) (Liquidity Facility;
Citigroup and LOC; Citigroup)	2.61	5/7/08	20,000,000 a,b	20,000,000

Illinois--4.8%
Chicago,
Collateralized SFMR	3.65	8/27/08	15,000,000	15,000,000
Chicago,
Collateralized SFMR	3.58	10/7/08	1,565,000	1,565,000
Chicago,
IDR (Victoria Limited LLC
Project) (LOC; ABN-AMRO)	2.60	5/7/08	3,200,000 a	3,200,000
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; MBIA
and Liquidity Facility;
Citibank NA)	2.71	5/7/08	25,285,000 a,b	25,285,000
Illinois Educational Facilities
Authority, Revenue, CP (Field
Museum of Natural History)
(LOC; Bank of America)	1.40	8/7/08	8,000,000	8,000,000
Illinois Finance Authority,
Revenue (Fenwick High School,
Inc. Project) (LOC; JPMorgan
Chase Bank)	2.65	5/7/08	7,835,000 a	7,835,000
Morgan Keegan Municipal Products
Inc. (Aurora, SFMR) (Liquidity
Facility; BNP Paribas and LOC;
AIG Matched Funding
Corporation)	2.68	5/7/08	11,160,000 a,b	11,160,000
Upper Illinois River Valley
Development Authority, SWDR
(Exolon-ESK Company Project)
(LOC; Bank of America)	2.49	5/7/08	8,405,000 a	8,405,000

Indiana--2.1%
Carmel,
Waterworks Revenue, BAN	3.75	9/22/08	13,000,000	13,000,000

Elkhart County,
EDR (Four Seasons
Manufacturing Project) (LOC;
National City Bank)	2.80	5/7/08	3,725,000 a	3,725,000
Indiana Finance Authority,
EDR (Beford Machine and Tool,
Inc., Metal Technologies, Inc.
and Beford Recycling, Inc.
Project) (LOC; Fifth Third
Bank)	2.49	5/7/08	7,000,000 a	7,000,000
Indiana Finance Authority,
EDR (JRL Leasing, Inc. and
LaSarre Co., LLC Project)
(LOC; National City Bank)	2.80	5/7/08	3,710,000 a	3,710,000
Indianapolis Local Public
Improvement Bond Bank, Notes	2.95	1/8/09	5,000,000	5,000,000
Saint Joseph County,
Health Care Facility Revenue
(South Bend Medical Foundation
Project) (LOC; National City
Bank)	2.70	5/7/08	2,530,000 a	2,530,000

Kansas--1.1%
Junction City,
GO Temporary Notes	5.00	6/1/08	6,000,000	6,004,924
Kansas Development Finance
Authority, MFHR (Tree House
Apartments) (LOC; Bank of
America)	2.66	5/7/08	10,000,000 a	10,000,000
Mission,
MFHR, Refunding (The Falls
Apartments Project) (Insured;
FNMA)	2.61	5/7/08	3,350,000 a	3,350,000

Kentucky--2.4%
Kentucky Asset/Liability Commission,
CP (Liquidity Facility; Dexia
Credit Locale)	1.55	6/5/08	6,700,000	6,700,000
Kentucky Economic Development
Finance Authority, Industrial
Building Revenue (Republic
Services, Inc. Project) (LOC;
Bank One)	3.30	5/7/08	6,100,000 a	6,100,000
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	2.63	10/1/08	7,200,000	7,200,000
Kentucky Turnpike Authority,
Economic Development Road
Revenue, Refunding
(Revitalization Projects)	5.50	7/1/08	1,000,000	1,005,701
Kentucky Turnpike Authority,
Economic Development Road
Revenue, Refunding
(Revitalization Projects)	6.50	7/1/08	7,155,000	7,207,660

Lexington-Fayette Urban County
Government, Industrial
Building Revenue (Northeast
Christian Project) (LOC; Fifth
Third Bank)	2.55	5/7/08	4,430,000 a	4,430,000
Warren County,
HR, Refunding (Bowling
Green-Warren County Community
Hospital Corporation Project)
(Insured; Assured Guaranty and
Liquidity Facility; Branch
Banking and Trust Co.)	2.43	5/7/08	8,555,000 a	8,555,000

Louisiana--3.5%
Louisiana Public Facilities
Authority, Revenue, Refunding
(Putters Program) (Tulane
University of Louisiana
Project) (Insured; MBIA and
Liquidity Facility; JPMorgan
Chase Bank)	3.18	5/7/08	14,505,000 a,b	14,505,000
Morgan Keegan Municipal Products
Inc. (East Baton Rouge
Mortgage Finance Authority,
SFMR) (Insured; Transamerica
Life and Insurance and
Liquidity Facility; BNP
Paribas)	2.63	5/7/08	20,360,000 a,b	20,360,000
Morgan Keegan Municipal Products
Inc. (New Orleans Finance
Authority) (Liquidity
Facility; Lloyds TSB Bank PLC
and LOC; Transamerica Life and
Insurance)	2.63	5/7/08	25,000,000 a,b	25,000,000

Maine--.7%
Maine Finance Authority,
Revenue (Waynflete School
Issue) (LOC; JPMorgan Chase
Bank)	2.53	5/7/08	11,090,000 a	11,090,000

Maryland--1.2%
Anne Arundel County,
EDR (Atlas Container
Corporation Project) (LOC; M&T
Bank)	2.22	5/7/08	7,275,000 a	7,275,000
Baltimore County Revenue
Authority, Golf System Revenue
(LOC; M&T Bank)	2.46	5/7/08	6,680,000 a	6,680,000
Maryland Economic Development
Corporation, Revenue,
Refunding (United Cerebral
Palsy Project) (LOC; M&T Bank)	2.55	5/7/08	1,959,500 a	1,959,500
Maryland Health and Higher

Educational Facilities
Authority, Revenue (Charles
County Nursing Center)
(Liquidity Facility; M&T Bank)	2.48	5/7/08	3,900,000 a	3,900,000

Massachusetts--6.0%
Macon Trust Various Certificates
(Massachusetts Health and
Educational Facilities
Authority - Harvard Vanguard
Medical Associates Issue)
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	2.47	5/7/08	10,750,000 a,b	10,750,000
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	2.84	5/1/08	18,450,000 a	18,450,000
Massachusetts,
CP (Liquidity Facility; Bank
of Nova Scotia)	1.35	5/12/08	25,000,000	25,000,000
Massachusetts,
Special Obligation Revenue
(Consolidated Loan) (Insured;
FSA and Liquidity Facility;
Morgan Stanley Bank)	2.47	5/7/08	22,930,000 a,b	22,930,000
Massachusetts Development Finance
Agency, Multifamily Revenue
(Kennedy Lofts Project)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	2.67	5/7/08	4,000,000 a,b	4,000,000
Massachusetts Health and
Educational Facilities
Authority, Health Care
Facilities Revenue (Hallmark
Health System Issue) (Insured;
FSA and Liquidity Facility;
Bank of America)	3.36	5/7/08	6,070,000 a	6,070,000
Massachusetts Health and
Educational Facilities
Authority, Revenue, CP
(Partners Healthcare)	1.55	10/6/08	9,500,000	9,500,000
West Bridgewater,
GO Notes, BAN	2.00	8/11/08	4,500,000	4,503,725

Michigan--3.7%
Detroit,
Sewage Disposal Revenue
(Insured; Assured Guaranty and
Liquidity Facility; PB Finance
Inc.)	2.48	5/7/08	12,590,000 a,b	12,590,000
Michigan Hospital Finance
Authority, HR (Chelsea
Community Hospital) (LOC;
National City Bank)	2.55	5/7/08	3,620,000 a	3,620,000

Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
ABN-AMRO)	2.60	5/7/08	5,000,000 a	5,000,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	2.60	5/7/08	6,500,000 a	6,500,000
Michigan Housing Development
Authority, SFMR	3.05	9/3/08	18,000,000	18,000,000
Michigan Strategic Fund,
LOR (HME Inc. Project) (LOC;
Fifth Third Bank)	2.56	5/7/08	1,860,000 a	1,860,000
Michigan Strategic Fund,
LOR, Refunding (Grand Rapids
Christian School Association
Project) (LOC; Fifth Third
Bank)	2.67	5/7/08	7,335,000 a	7,335,000
Oakland County Economic
Development Corporation, LOR
(Michigan Seamless Tube LLC
Project) (LOC; ABN-AMRO)	2.58	5/7/08	3,000,000 a	3,000,000
Pittsfield Township Economic
Development Corporation, LOR,
Refunding (Arbor Project)
(LOC; Comerica Bank)	2.48	5/7/08	4,625,000 a	4,625,000

Minnesota--.4%
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facilities Revenue
(Children's Hospitals and
Clinics of Minnesota)
(Insured; FSA and Liquidity
Facility; U.S. Bank NA)	2.63	5/1/08	6,900,000 a	6,900,000

Missouri--1.4%
Missouri Development Finance
Board, LR, CP (LOC; U.S. Bank
NA)	2.10	6/3/08	10,000,000	10,000,000
Missouri Health and Educational
Facilities Authority, School
District Advance Funding
Program Notes (Webster Groves
School District)	4.25	11/3/08	3,240,000	3,251,883
Missouri Public Utilities
Commission, Revenue (Interim
Construction Notes)	4.75	9/1/08	5,000,000	5,015,457
Saint Louis Industrial Development
Authority, Elderly Housing
Revenue (Homer G. Phillips
Dignity House Project) (LOC;
ABN-AMRO)	2.70	5/1/08	5,215,000 a	5,215,000

Montana--.2%
Puttable Floating Option Tax
Exempt Receipts (Montana
Facility Finance Authority, HR
(Benefis Healthcare System))
(Insured; Assured Guaranty and
Liquidity Facility; Merrill
Lynch Capital Services)	2.46	5/7/08	2,585,000 a,b	2,585,000

Nebraska--.2%
Nebraska Public Power District,
General Revenue	5.00	1/1/09	3,475,000	3,514,565

Nevada--1.3%
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Landesbank
Baden-Wurttemberg)	2.80	5/7/08	15,500,000 a	15,500,000
Las Vegas Convention and Visitors
Authority, Revenue, CP (LOC:
Bank of Nova Scotia, Fortis
Bank and State Street
Corporation)	2.25	5/21/08	6,000,000	6,000,000

New Hampshire--2.0%
New Hampshire Business Finance
Authority, IDR (The Keeney
Manufacturing Company Project)
(LOC; Bank of America)	2.67	5/7/08	2,880,000 a	2,880,000
New Hampshire Business Finance
Authority, Water Facility
Revenue (Pennichuck Water
Works, Inc. Project) (Insured;
AMBAC and Liquidity Facility;
FHLB)	3.55	5/1/08	16,360,000	16,360,000
New Hampshire Health and Education
Facilities Authority, Revenue
(Kimball Union Academy) (LOC;
RBS Citizens NA)	2.53	5/7/08	5,000,000 a	5,000,000
New Hampshire Higher Educational
and Health Facilities
Authority, Revenue (Hunt
Community Issue) (LOC; Bank of
America)	2.78	5/7/08	8,790,000 a	8,790,000

New Mexico--.5%
Farmington,
PCR, Refunding (Arizona Public
Service Company Four Corners
Project) (LOC; Bank of America)	2.65	5/1/08	9,000,000 a	9,000,000

New York--.6%
New York City Housing Development
Corporation, MFHR (Liquidity

Facility; JPMorgan Chase Bank)	2.80	5/7/08	10,000,000 a	10,000,000

North Carolina--2.9%
Durham County,
Multifamily Revenue (Falls
Pointe Apartments) (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	3.54	5/7/08	4,140,000 a,b	4,140,000
North Carolina Capital Facilities
Finance Agency, SWDR,
Refunding (Duke Energy
Carolinas) (LOC; Wells Fargo
Bank)	2.59	5/7/08	15,000,000 a	15,000,000
North Carolina Education
Assistance Authority, Student
Loan Revenue (Insured; AMBAC
and Liquidity Facility; Royal
Bank of Canada)	4.25	5/7/08	24,855,000 a	24,855,000
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Carol Woods Project)
(Liquidity Facility; Branch
Banking and Trust Co.)	2.65	5/1/08	5,000,000 a	5,000,000

Ohio--4.7%
Cuyahoga County,
IDR (King Nut Project) (LOC;
Key Bank)	2.90	5/7/08	2,960,000 a	2,960,000
Hamilton County,
Hospital Facilities Revenue
(Christ Hospital) (Insured;
FSA and Liquidity Facility;
Svenska Handelsbanken)	2.42	5/7/08	9,900,000 a,b	9,900,000
Lancaster Port Authority,
Gas Supply Revenue (Liquidity
Facility; Royal Bank of Canada)	2.45	5/7/08	20,000,000 a	20,000,000
Middletown,
Hospital Facilities Revenue
(Middletown Hospital Group)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)	2.42	5/7/08	20,510,000 a,b	20,510,000
Montgomery County,
Revenue (Miami Valley
Hospital) (Liquidity Facility;
National City Bank)	4.00	5/1/08	10,500,000 a	10,500,000
Ohio Higher Educational
Facilities, Revenue
(Cedarville University
Project) (LOC; Key Bank)	2.49	5/7/08	5,700,000 a	5,700,000
Ohio Water Development Authority,
PCR, Refunding (FirstEnergy
Nuclear Generation Corporation

Project) (LOC; Barclays Bank
PLC)	2.71	5/7/08	9,700,000 a	9,700,000

Oregon--1.0%
Oregon,
TAN	4.50	6/30/08	5,000,000	5,006,912
Washington County Housing
Authority, MFHR (Cedar Mill
Project) (LOC; M&T Bank)	2.25	5/7/08	11,290,000 a	11,290,000

Pennsylvania--10.2%
Allegheny County Hospital
Development Authority, Health
Center Revenue
(Presbyterian-University
Health System, Inc.) (Insured;
MBIA and Liquidity Facility;
JPMorgan Chase Bank)	2.60	5/7/08	3,100,000 a	3,100,000
Allegheny County Hospital
Development Authority, Health
Center Revenue
(Presbyterian-University
Health System, Inc.) (Insured;
MBIA and Liquidity Facility;
JPMorgan Chase Bank)	2.85	5/7/08	3,100,000 a	3,100,000
Allegheny County Hospital
Development Authority, Health
Center Revenue
(Presbyterian-University
Health System, Inc.) (Insured;
MBIA and Liquidity Facility;
Wachovia Bank)	2.60	5/7/08	17,600,000 a	17,600,000
Chartiers Valley Industrial and
Commercial Development
Authority, Revenue (Wesley
Hills Project) (LOC; Fifth
Third Bank)	2.57	5/7/08	6,810,000 a	6,810,000
Chester County Industrial
Development Authority, Revenue
(Archdiocese of Philadelphia)
(LOC; Wachovia Bank)	2.53	5/1/08	10,340,000 a	10,340,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program II)
(Liquidity Facility; Bank of
Nova Scotia)	5.50	5/7/08	25,000,000 a	25,000,000
Emmaus General Authority,
Local Government Revenue (GIC;
Goldman Sachs and Co.)	2.53	5/7/08	4,100,000 a	4,100,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	2.53	5/7/08	3,900,000 a	3,900,000
Emmaus General Authority,
Local Government Revenue (LOC;

Goldman Sachs and Co.)	2.53	5/7/08	6,400,000 a	6,400,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Bank)	2.48	5/7/08	5,400,000 a	5,400,000
Lancaster Municipal Authority,
Revenue (Ephrata Community
Hospital Project) (LOC; Fulton
Bank)	2.70	5/7/08	3,700,000 a	3,700,000
Lancaster Municipal Authority,
Revenue (Garden Spot Village
Project) (LOC; Fulton Bank)	2.90	5/7/08	7,435,000 a	7,435,000
Pennsylvania Economic Development
Financing Authority, Exempt
Facility Revenue (PPL Energy
Supply) (LOC; Wachovia Bank)	1.80	4/9/09	8,000,000	8,000,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Bank)	2.58	5/7/08	16,000,000 a	16,000,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Drexel University) (LOC;
Allied Irish Banks)	2.43	5/7/08	105,000 a	105,000
Philadelphia,
Airport Revenue, Refunding
(Insured; MBIA and Liquidity
Facility; JPMorgan Chase Bank)	2.95	5/7/08	10,700,000 a	10,700,000
Puttable Floating Option Tax
Exempt Receipts (Allegheny
County Airport Authority,
Airport Revenue (Pittsburgh
International Airport))
(Insured; FSA and Liquidity
Facility; DEPFA Bank PLC)	2.42	5/7/08	20,000,000 a,b	20,000,000
Puttable Floating Option Tax
Exempt Receipts (Lehigh County
General Purpose Authority, HR
(Saint Luke's Hospital of
Bethlehem, Pennsylvania
Project)) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch)	2.99	5/7/08	10,680,000 a,b	10,680,000
Puttable Floating Option Tax
Exempt Receipts (Montgomery
County Redevelopment
Authority, MFHR, Hunt Club
Apartments) (Insured; FHLMC
and Liquidity Facility; FHLMC)	2.67	5/7/08	10,000,000 a,b	10,000,000

South Carolina--1.9%
South Carolina Jobs-Economic
Development Authority, HR
(Oconee Memorial Hospital,

Inc. Project) (Liquidity
Facility; Wachovia Bank)	2.48	5/7/08	27,000,000 a	27,000,000
Three Rivers Solid Waste
Authority, Solid Waste
Disposal Facilities, COP (TRA,
Inc.) (LOC; U.S. Bank NA)	2.75	10/1/08	5,915,000	5,915,000

South Dakota--.5%
South Dakota Housing Development
Authority, Homeownership
Mortgage Revenue (Liquidity
Facility; Citigroup)	2.51	5/7/08	9,200,000 a,b	9,200,000

Tennessee--4.4%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility: KBC Bank and
Landesbank-Baden Wurttemberg)	4.75	5/1/08	11,600,000 a	11,600,000
Memphis and Shelby County Sports
Authority Inc., Revenue,
Refunding (Memphis Arena
Project) (Insured; MBIA and
Liquidity Facility; Dexia
Credit Locale)	3.50	5/7/08	45,100,000 a	45,100,000
Shelby County,
GO, Refunding (Liquidity
Facility; Dexia Credit Locale)	2.43	5/7/08	17,355,000 a	17,355,000

Texas--9.5%
Collin County Housing Finance
Corporation, Multifamily
Revenue (Liquidity Facility;
FHLMC and LOC; FHLMC)	2.67	5/7/08	5,000,000 a,b	5,000,000
Dallas,
Waterworks and Sewer Revenue,
CP (Liquidity Facility; Bank
of America)	2.00	6/24/08	20,000,000	20,000,000
DeSoto Industrial Development
Authority, IDR, Refunding
(National Service Industries
Inc. Project) (LOC; Wachovia
Bank)	2.45	5/7/08	3,660,000 a	3,660,000
El Paso County Hospital District,
GO Notes (Putters Program)
(Insured; AMBAC and Liquidity
Facility; Deutsche Postbank)	2.68	5/7/08	3,460,000 a,b	3,460,000
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; DEPFA Bank PLC and
LOC; Permanent School Fund
Guarantee Program)	3.00	5/7/08	15,000,000 a	15,000,000

Gregg County Health Facilities
Development Corporation, HR
(Good Shepherd Medical Center
Project) (LOC; JPMorgan Chase
Bank)	2.70	5/1/08	11,000,000 a	11,000,000
Houston,
Public Improvement GO Notes,
Refunding (Insured; MBIA)	5.00	3/1/09	3,925,000	4,021,833
North Texas Tollway Authority,
BAN	4.13	11/19/08	45,000,000	45,000,000
Oakbend Medical Center,
HR (LOC; Regions Bank)	1.00	5/1/08	6,250,000 a	6,250,000
Port of Port Arthur Navigation
District, Revenue, CP (BASF
Corporation Project)	2.78	5/8/08	10,000,000	10,000,000
Revenue Bond Certificate Series
Trust Various States, Housing
Revenue (Pebble Brooke) (GIC;
AIG Funding Inc.)	2.83	5/7/08	7,000,000 a,b	7,000,000
Revenue Bond Certificate Series
Trust Various States, Revenue
(Chimney Project) (GIC; AIG
Funding Inc.)	2.83	5/7/08	6,135,000 a,b	6,135,000
Texas Department of Housing and
Community Affairs, MFHR
(Putters Program) (Liquidity
Facility; JPMorgan Chase Bank
and LOC; JPMorgan Chase Bank)	2.61	5/7/08	13,490,000 a,b	13,490,000
Texas Department of Housing and
Community Affairs, MFHR,
Refunding (Champions Crossing
Apartments) (Liquidity
Facility; FNMA and LOC; FNMA)	2.63	5/7/08	5,125,000 a	5,125,000
Texas Department of Housing and
Community Affairs, SFMR
(Insured; FSA and Liquidity
Facility; DEPFA Bank PLC)	2.60	5/7/08	5,800,000 a	5,800,000

Utah--.4%
Salt Lake Valley Fire Service
Area, TRAN	3.75	12/30/08	7,000,000	7,033,923

Vermont--.6%
Vermont Economic Development
Authority, Revenue, CP
(Economic Development Capital
Program) (LOC; Calyon)	2.10	6/10/08	5,800,000	5,800,000
Vermont Educational and Health
Buildings Financing Agency, HR
(Rutland Regional Medical
Center Project) (Liquidity
Facility; TD Banknorth, N.A.)	2.65	5/1/08	5,000,000 a	5,000,000

Virginia--1.2%

Lynchburg Redevelopment and
Housing Authority, Housing
Revenue (KHM
Properties-Lynchburg, LLC
Project) (LOC; M&T Bank)	2.53	5/7/08	13,520,000 a	13,520,000
Norfolk,
GO Notes, Refunding	3.00	11/1/08	1,855,000	1,864,197
Norfolk Economic Development
Authority, New Empowerment
Zone Facility Revenue (Metro
Machine Corp. Project) (LOC;
Wachovia Bank)	2.48	5/7/08	5,600,000 a	5,600,000

Washington--2.0%
Everett Industrial Development
Corporation, Exempt Facilities
Revenue (Kimberly-Clark
Corporation Project)	3.10	5/7/08	3,200,000 a	3,200,000
King County,
GO Notes, Refunding	5.00	1/1/09	3,905,000	3,982,335
Pierce County Economic Development
Corporation, Multi-Mode
Industrial Revenue (SeaTac
Packaging Project) (LOC; HSBC
Bank USA)	2.63	5/7/08	5,590,000 a	5,590,000
Tacoma Housing Authority,
Revenue (Crown Assisted Living
Project) (LOC; Key Bank)	2.74	5/7/08	600,000 a	600,000
Washington Economic Development
Finance Authority, SWDR (Lemay
Enterprises Project) (LOC;
Bank of America)	2.75	5/7/08	5,235,000 a	5,235,000
Washington Housing Finance
Commission, Nonprofit Revenue
(Panorama Project) (LOC; Key
Bank)	2.48	5/7/08	4,000,000 a	4,000,000
Washington Housing Finance
Commission, Nonprofit Revenue,
Refunding (Panorama City
Project) (LOC; Key Bank)	2.55	5/1/08	880,000 a	880,000
Washington Housing Finance
Commission, Single-Family
Program Bonds (Liquidity
Facility; Citibank NA)	2.51	5/7/08	9,870,000 a,b	9,870,000

Wisconsin--1.3%
Fond Du Lac,
Waterworks System Revenue, BAN	4.50	7/1/08	5,000,000	5,000,000
New Richmond School District,
BAN	4.13	6/6/08	1,145,000	1,145,000
Wisconsin School Districts,
COP (Cash Flow Management
Program) (LOC; U.S. Bank NA)	4.50	9/18/08	6,300,000	6,332,195
Wisconsin School Districts,

COP (Cash Flow Management
Program) (LOC; U.S. Bank NA)	4.00	10/30/08	10,000,000	10,045,039

Wyoming--.4%
Campbell County,
IDR (Two Elk Partners Project)	3.65	11/28/08	7,000,000	7,000,000

Total Investments (cost $1,698,962,463)			100.6%	1,698,962,463
Liabilities, Less Cash and Receivables			(.6%)	(10,437,234)
Net Assets			100.0%	1,688,525,229

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities amounted to $423,348,179 or 25.1% of net assets.

At April 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue

LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of April 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0	0

Level 2 - Other Significant Observable Inputs	1,698,962,463	0

Level 3 - Significant Unobservable Inputs	0	0

Total	1,698,962,463	0

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Cash Management Plus

By:	/s/ J. David Officer_
J. David Officer
President

Date:	June 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer_
J. David Officer
President

Date:	June 18, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 18, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)